LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
LOSS PER SHARE
LOSS PER SHARE

22.       LOSS PER SHARE

Both the basic and diluted loss per share have been calculated using the loss attributable to shareholders of the Company as the numerator. The weighted average number of common shares outstanding used for basic loss per share for the year ended December 31, 2017 amounted to 81,523,874 shares (2016: 67,465,300 and 2015: 65,397,132 shares).

	For the years ended December 31,
	2017	2016	2015
Weighted average number of common shares	81,523,874	67,465,300	65,397,132
Loss for the period	$(22,908,721)	$(86,494,893)	$(26,730,490)

Basic loss per share	$(0.28)	$(1.28)	$(0.41)

As the Company is currently operating at a loss no dilutive potential ordinary shares have been identified as the conversion would lead to a decrease in loss per share